Condensed Parent Company Financial Information (Tables)	12 Months Ended
Dec. 31, 2014
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Summary of Condensed Financial Information

A summary of condensed financial information of the parent company as of December 31, 2014 and 2013 and for each of the three years in the period ended December 31, 2014 follows:

(Dollars in thousands)	2014	2013

CONDENSED BALANCE SHEETS
ASSETS
Cash deposited with subsidiary bank	$699	$598
Investment in subsidiary bank	56,424	51,596
Securities available-for-sale	128	128
Other assets	199	192

TOTAL ASSETS	$57,450	$52,514

LIABILITIES AND SHAREHOLDERS’ EQUITY
Total liabilities	$–	$103
Total shareholders’ equity	57,450	52,411

TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$57,450	$52,514

Summary Condensed Statements of Income

(Dollars in thousands)	2014	2013	2012

CONDENSED STATEMENTS OF INCOME
Interest on securities	$2	$2	$2
Dividends from subsidiary	2,400	2,400	2,000

Total income	2,402	2,402	2,002
Operating expenses	312	356	354

Income before taxes and undistributed equity income of subsidiary	2,090	2,046	1,648
Income tax benefit	(141)	(121)	(120)
Equity earnings in subsidiary, net of dividends	3,653	3,073	2,779

NET INCOME	$5,884	$5,240	$4,547

COMPREHENSIVE INCOME	$7,058	$1,920	$4,981

Condensed Statements of Cash Flows

(Dollars in thousands)	2014	2013	2012

CONDENSED STATEMENTS OF CASH FLOWS
Cash flows from operating activities:
Net income	$5,884	$5,240	$4,547
Adjustments to reconcile net income to cash provided by operations:
Equity earnings in subsidiary, net of dividends	(3,653)	(3,073)	(2,779)
Change in other assets, liabilities	(111)	42	49

Net cash provided by operating activities	2,120	2,209	1,817

Cash flows from investing activities:
Purchase of investment securities	–	(37)	–

Net cash used in investing activities	–	(37)	–

Cash flows from financing activities:
Cash dividends paid	(2,026)	(1,970)	(1,969)
Cash received from exercise of stock options	7	8	5

Net cash used in financing activities	(2,019)	(1,962)	(1,964)

Increase (decrease) in cash	101	210	(147)
Cash at beginning of year	598	388	535

Cash at end of year	$699	$598	$388